Trade and Notes Payables	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade and Notes Payables

19. TRADE AND NOTES PAYABLES

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Trade payables	4,911	9,586
Notes payable	327	—
	5,238	9,586

The trade payables are non-interest-bearing and are normally settled on 60-day terms.

As at December 31, 2020 and 2019, included in the Group’s trade payables were amounts due to the Group’s related parties of US$2,103,000 and US$5,225,000, respectively (note 30).